SUPPLEMENT DATED SEPTEMBER 16, 2002

TO PROSPECTUS DATED MAY 1, 2002 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

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INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET

VALUE ADJUSTED DEFERRED ANNUITY CONTRACTS

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Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

and

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in the Farmers Variable Annuity I prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

"Effective October 7, 2002, the Scudder High Yield Portfolio will be renamed Scudder High Income Portfolio. Therefore, all references in the Prospectus to Scudder High Yield Portfolio and Scudder High Yield are hereby replaced with Scudder High Income Portfolio and Scudder High Income."